CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Aug 12, 2026
Jul 10, 2026
Sep 14, 2026
Jul 31, 2026
Aug 06, 2026
First Payment Date:
Closing Date:
Final Distribution Date:
Jun 10, 2016
May 18, 2016
May 10, 2058
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.332.7535
T
ABLE OF CONTENTS
Payment Detail
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Miscellaneous Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
REO Additional Detail
Defeased Loan Detail
Page
1
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
8
Page
9
Page
11
Page
12
Page
13
Page
14
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
P
ARTIES TO THE TRANSACTION
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Benefit Street Partners CRE Finance LLC
Société Générale, a société anonyme
Material Breaches and Document Defects
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Bond/Collateral Realized Loss Reconciliation
Page
15
Page
16
Page
17
Page
19
Page
20
Depositor:
CCRE Commercial Mortgage Securities, L.P.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Asset Representations Reviewer :
Park Bridge Lender Services LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
PA
YMENT DE
T
AIL
Pass-Through
Class
Rate
A-1
1.50100%
A-2
2.70700%
A-SB
3.09100%
A-3
3.01400%
A-4
3.28300%
A-HR
3.12100%
X-A
0.00000%
X-HR
1.42972%
X-B
0.40372%
X-C
0.00000%
X-D
0.00000%
X-E
1.05072%
X-F
1.05072%
X-G
1.05072%
A-M
3.69100%
B
4.14700%
C
4.55072%
D
4.55072%
E
3.50000%
F
3.50000%
G
3.50000%
R
0.00000%
V
0.00000%
Original
Balance
32,507,000.00
24,787,000.00
46,464,000.00
200,000,000.00
230,220,000.00
54,000,000.00
596,975,000.00
54,000,000.00
37,799,000.00
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
62,997,000.00
37,799,000.00
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,407,382.91
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
0.00
37,407,382.91
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,394.85
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,585.05
0.00
0.00
18,386.70
8,274.41
33,096.66
0.00
129,273.68
143,343.84
171,213.20
61,247.08
27,562.50
86,339.34
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,585.05
0.00
0.00
18,386.70
8,274.41
33,096.66
0.00
289,668.53
143,343.84
171,213.20
61,247.08
27,562.50
86,339.34
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,246,988.06
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
0.00
37,246,988.06
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
0.00
0.00
Totals:
839,968,889.00
188,602,271.91
160,394.85
691,322.46
851,717.31
0.00
188,441,877.06

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
F
ACTOR DE
T
AIL
Class
CUSIP
A-1
12531YAJ7
A-2
12531YAK4
A-SB
12531YAL2
A-3
12531YAM0
A-4
12531YAN8
A-HR
12531YAP3
X-A
12531YAQ1
X-HR
12531YAR9
X-B
12531YAS7
X-C
12531YAT5
X-D
12531YAA6/U1578TAA1
X-E
12531YAB4/U1578TAB9
X-F
12531YAC2/U1578TAC7
X-G
12531YAD0/U1578TAD5
A-M
12531YAU2
B
12531YAV0
C
12531YAW8
D
12531YAE8/U1578TAE3
E
12531YAF5/U1578TAF0
F
12531YAG3/U1578TAG8
G
12531YAH1/U1578TAH6
R
12531YAY4
V
12531YAX6
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
989.63948544
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
989.63948544
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
4.24336226
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.33294651
0.00000000
0.00000000
0.87559879
0.87559879
0.87559879
0.00000000
3.42002912
3.79226545
3.79226545
2.91666667
2.91666667
2.28417665
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.33294651
0.00000000
0.00000000
0.87559879
0.87559879
0.87559879
0.00000000
7.66339138
3.79226545
3.79226545
2.91666667
2.91666667
2.28417665
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
985.39612318
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
985.39612318
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
0.00000000

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
PRINCI
P
AL DE
T
AIL
Realized Loss/
Beginning
Scheduled
Unscheduled
Principal
Additonal Trust
Ending
Cumulative
Credit
Support
Class
Balance
A-1
0.00
A-2
0.00
A-SB
0.00
A-3
0.00
A-4
0.00
A-HR
0.00
A-M
0.00
B
37,407,382.91
C
37,799,000.00
D
45,148,000.00
E
20,999,000.00
F
9,450,000.00
G
37,798,889.00
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,394.85
0.00
0.00
0.00
0.00
0.00
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Fund Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,246,988.06
37,799,000.00
45,148,000.00
20,999,000.00
9,450,000.00
37,798,889.00
Loss
Original
0.00
30.00%
0.00
30.00%
0.00
30.00%
0.00
30.00%
0.00
30.00%
0.00
30.00%
0.00
22.50%
0.00
18.00%
0.00
13.50%
0.00
8.13%
0.00
5.63%
0.00
4.50%
0.00
0.00%
Current
NA
NA
NA
NA
NA
NA
NA
80.23%
60.18%
36.22%
25.07%
20.06%
0.00%
Totals:
188,602,271.91
160,394.85
0.00
0.00
0.00
188,441,877.06
0.00

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
INTEREST DE
T
AIL
Next
Pass-Through
Class
Rate
A-1
1.50100%
A-2
2.70700%
A-SB
3.09100%
A-3
3.01400%
A-4
3.28300%
A-HR
3.12100%
X-A
0.00000%
X-HR
1.42948%
X-B
0.40348%
X-C
0.00000%
X-D
0.00000%
X-E
1.05048%
X-F
1.05048%
X-G
1.05048%
A-M
3.69100%
B
4.14700%
C
4.55048%
D
4.55048%
E
3.50000%
F
3.50000%
G
3.50000%
R
0.00000%
V
0.00000%
Interest
Accrual
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,585.05
0.00
0.00
18,386.70
8,274.41
33,096.66
0.00
129,273.68
143,343.84
171,213.20
61,247.08
27,562.50
110,246.76
0.00
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,907.42
0.00
0.00
Prepayment
Premium/Yield
Maint. Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Excess
Interest
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,585.05
0.00
0.00
18,386.70
8,274.41
33,096.66
0.00
129,273.68
143,343.84
171,213.20
61,247.08
27,562.50
86,339.34
0.00
0.00
Cumulative
Unpaid Int
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
309,929.51
0.00
0.00
Totals:
715,229.88
0.00
23,907.42
0.00
0.00
691,322.46
309,929.51

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
RECONCILI
A
TION OF FUNDS
Funds Collection
Interest
Scheduled Interest
Funds Distribution
Fees
718,927.21
Servicing Fee
2,313.16
Interest Adjustments
Deferred Interest
Net Prepayment Interest Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Prepayment Premium/Yield Maintenance
Other Collections
(26,630.31)
0.00
0.00
0.00
0.00
692,296.90
160,394.85
0.00
0.00
160,394.85
0.00
0.00
Trustee/Certificate Administrator Fee
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Asset Representations Reviewer
Additional Trust Fund Expenses
Fee Distributions
Other Expenses of the Trust
Reimbursed for Interest on Advances
Net ASER Amount
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
974.44
81.20
279.81
48.72
0.00
3,697.33
(3,263.16)
0.00
27,170.58
0.00
0.00
27,170.58
0.00
0.00
23,907.42
Total Collections
Interest Accrual Period
Start
7/1/2026
852,691.75
End
7/31/2026
Payments to Certificateholders
Interest Distribution
Principal Distribution
Prepayment Premium/Yield Maintenance
Available Distribution Amount
Total Distributions
691,322.46
160,394.85
0.00
851,717.31
852,691.75

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
MISCELLANEOUS DE
T
AIL
Advances
P&I Advances
Disclosable Special Servicer Fees
* Total Current
Advance
Total
Not Provided
Commission
Brokerage Fee
Rebate
Shared Fee
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Unreimbursed Advances
Total
Current
Advance
(166,330.36)
Outstanding
Advance
342,625.54
Total Servicing
Adv. Outstanding
0.00
Total
Gain on Sale Reserve Account
Beginning
0.00
Withdraw/
Ending
* Current advances are not provided by the Servicer
Balance
Deposit
Balance
Total
108,231.91
0.00
108,231.91
Controlling Class:
Controlling Class Representative:
Class G
RREF III Debt AIV, LP
Interest Reserve Account
Total
Beginning
Balance
0.00
Withdraw/
Deposit
0.00
Ending
Balance
0.00

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
1A
1B
3
14
17
22
42
Count:
Totals:
29,853,586.67
5,970,717.34
5,970,717.34
45,000,000.00
20,707,241.70
19,700,000.00
16,000,000.00
3,701,092.77
8
146,903,355.82
6,426.82
1,285.36
1,285.36
9,687.50
0.00
4,240.97
3,444.44
800.13
27,170.58
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-4,062.29
0.00
158.66
0.00
0.00
0.00
0.00
0.00
640.47
0.00
-3,263.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
23,907.42
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
APPRAISAL REDUCTION REPORT
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Other
1A
1B
2
Lodging
3
Mixed Use
1
1/17/25
XX
1
1/17/25
1
1/17/25
10/04/24
MO
10/09/25
NY
02/06/26
N
02/06/26
N
02/06/26
N
1
1/06/27
N
01/06/26
N
29,853,586.67
4.300
5,970,717.34
4.300
5,970,717.34
4.300
41,538,521.25
4.545
45,000,000.00
4.221
1
10,541.20
0.00
22,108.24
0.00
22,108.24
0.00
275,055.81
0.00
163,563.75
0.00
06/06/26
06/06/26
06/06/26
08/06/26
08/06/26
0.00
5
1
10,541.20
0.00
5
22,108.24
0.00
5
22,108.24
0.00
0
163,009.91
0.00
4
163,563.75
0.00
0.24
0.00
0.00
0.00
0.00
0.00
1.79
0.00
6.12
12/31/25
12/31/25
12/31/24
4
Retail
4A
5
Lodging
6
Office
7
Office
8
Mixed Use
9
Multifamily
10
Various
10A
Various
10B
Various
10C
Various
10D
Various
1
1
Various
12
Multifamily
12A
Multifamily
12B
Multifamily
13
Retail
XX
12/06/25
12/06/25
OH
02/06/26
NY
01/06/26
XX
04/06/26
NC
05/06/26
NH
01/06/26
XX
03/01/26
XX
03/01/26
XX
03/01/26
XX
03/01/26
XX
03/01/26
CA
04/06/26
CA
09/06/25
CA
07/06/25
CA
07/06/25
CA
1
1/06/25
08/06/24
08/06/24
02/06/26
01/09/26
12/05/25
05/27/22
10/15/25
02/26/26
03/02/26
03/02/26
03/02/26
03/02/26
04/06/26
07/07/25
07/07/25
07/07/25
08/06/25
14
Retail
HI
05/01/46
N
20,707,241.70
4.850
1
19,326.95
0.00
08/01/26
0.00
0
86,618.10
0.00
1.88
12/31/25
15
Mobile Home
16
Lodging
XX
09/06/25
UT
03/06/26
07/07/25
12/05/25
17
Office
1
1/06/25
AZ
01/06/26
N
19,700,000.00
4.1
10
69,721.58
0.00
08/06/26
0.00
4
69,721.58
0.00
5.33
12/31/25
18
Lodging
19
Office
20
Office
21
Retail
NV
05/01/26
WI
1
1/06/25
NJ
05/06/26
WI
05/06/26
02/26/26
10/02/25
05/06/26
01/06/26
22
Office
03/16/26
MI
01/06/26
N
16,000,000.00
4.620
63,653.33
0.00
08/06/26
0.00
4
63,653.33
0.00
3.59
12/31/25
23
Office
24
Office
25
Retail
26
Multifamily
27
Retail
28
Industrial
29
Industrial
30
Mixed Use
31
Office
32
Retail
IL
04/06/26
TX
05/06/26
IL
1
1/01/25
V
A
1
1/06/25
OH
01/06/26
NJ
03/06/26
NM
02/06/26
VI
04/06/21
XX
03/06/26
AZ
03/06/26
04/06/26
05/01/26
10/02/23
09/05/25
12/18/25
02/23/26
1
1/06/25
02/05/21
01/06/26
04/03/26

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
33
Mobile Home
34
Multifamily
35
Lodging
36
Multifamily
37
Multifamily
38
Self Storage
39
Office
40
Multifamily
41
Multifamily
TX
12/06/25
TX
01/06/26
CA
05/01/26
FL
01/06/21
OK
1
1/06/25
GA
05/06/21
CA
05/01/26
WI
02/06/26
WI
02/06/26
09/05/25
10/06/25
04/30/26
1
1/06/20
10/01/25
02/05/21
04/30/26
06/02/22
06/02/22
42
Lodging
05/1
1/26
TN
05/06/26
N
3,701,092.77
5.500
33,242.96
0.00
07/06/26
0.00
5
17,602.86
0.00
1.46
12/31/25
43
Multifamily
44
Office
45
Retail
46
Office
47
Multifamily
48
Mixed Use
49
Retail
50
Retail
TX
05/06/26
CA
03/06/26
OH
02/06/26
NV
01/06/26
OH
01/06/26
GA
12/06/25
WA
1
1/06/25
IL
12/06/25
02/06/26
06/12/26
06/03/24
10/06/25
10/06/25
12/05/25
1
1/06/25
12/05/25
Count:
59
Totals:
188,441,877.07
879,322.06
0.00
0.00
718,927.21
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
2
3
Ending
Scheduled
Balance
41,538,521.25
45,000,000.00
Ending
Unpaid
Balance
41,538,521.26
45,000,000.00
Comments
Servicer provided no comment
Servicer provided no comment

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
45
OH
Count:
1
Westlake
Retail
Totals:
4,100,000.00
4,100,000.00
0.00
09/13/2022
0.00
0.00
0.00
0.00
0.00
0.00
9
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
DEFEASED LOAN DE
T
AIL
Current Ending
Loan ID
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Aug 2026
3
41,795,021.35
22.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Jul 2026
1
3,716,732.87
2.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
3,692,942.46
2.0%
Jun 2026
2
48,732,866.86
25.3
%
3
41,795,021.35
21.7
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
May 2026
3
41,795,021.35
21.7
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
4
30,350,317.49
15.8%
Apr 2026
2
Mar 2026
0
19,709,750.46
8.8
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
3
0.00
0.0
%
7
43,576,720.42
19.5%
49,399,434.66
18.4%
Feb 2026
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
29,900,781.06
9.4%
Jan 2026
0
Dec 2025
1
0.00
45,000,000.00
0.0
%
0
1
1.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
4
0.00
0.0
%
4
58,322,903.88
16.7%
51,757,342.62
12.7%
Nov 2025
0
Oct 2025
0
Sep 2025
0
Aug 2025
0
Jul 2025
0
Jun 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
3
0.00
0.0
%
5
0.00
0.0
%
2
0.00
0.0
%
1
0.00
0.0
%
4
0.00
0.0
%
0
35,953,740.81
7.8%
31,923,534.40
6.3%
14,753,030.02
2.7%
21,198,028.93
3.8%
43,000,301.10
7.4%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
Delinquency Summary Report
All Groups
Delinquent
Loan Count
Current
9
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
9
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
188,441,877.07
0.00
0.00
0.00
100.00%
0.00%
0.00%
0.00%
188,457,516.98
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00%
0.00%
0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00%
0.00%
0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00%
0.00%
0.00%
0.00%
0.00
0.00
0.00
0.00
0.00
188,441,877.07
0.00%
100.00%
0.00
188,457,516.98
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
Current
Current
100.0%
30 - 59 days
0.0%
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
9
0
188,441,877.07
0.00
100.00%
0.00%
188,457,516.98
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
9
0.00
188,441,877.07
0.00%
100.00%
0.00
188,457,516.98
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
Group 1
Delinquent
Loan Count
Current
8
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
8
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
146,903,355.82
0.00
100.00%
0.00%
146,918,995.72
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
146,903,355.82
0.00%
100.00%
0.00
146,918,995.72
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
Current
Current
100.0%
Actual Bal
TOTAL
Loan Count
Sched Bal
0.00
0.00
8
0
146,903,355.82
0.00
0.00
0.00
0
0
0.00
0.00
0.00
0.00
0
8
0.00
146,903,355.82
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Percentage*
Actual Bal
100.00%
0.00%
146,918,995.72
0.00
0.00%
0.00%
0.00
0.00
0.00%
100.00%
Total:
100.0%
0.00
146,918,995.72

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
Delinquency Summary Report
Group 2
Delinquent
Loan Count
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
1
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
41,538,521.25
0.00
100.00%
0.00%
41,538,521.26
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
41,538,521.25
0.00%
100.00%
0.00
41,538,521.26
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
Current
Current
100.0%
Actual Bal
TOTAL
Loan Count
Sched Bal
0.00
0.00
1
0
41,538,521.25
0.00
0.00
0.00
0
0
0.00
0.00
0.00
0.00
0
1
0.00
41,538,521.25
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Percentage*
Actual Bal
100.00%
0.00%
41,538,521.26
0.00
0.00%
0.00%
0.00
0.00
0.00%
100.00%
Total:
100.0%
0.00
41,538,521.26
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
30
44
Liquidation
Month
Feb 2021
Jul 2026
Liquidation /
Prepayment
Code *
3
3
Current Beginning
Scheduled Balance
8,689,272.25
3,692,942.46
Most Recent Value **
12,900,000.00
6,600,000.00
Net Proceeds Received
on Liquidation
8,928,954.39
3,982,924.12
Liquidation Expense
239,682.14
72,980.78
Net Proceeds Available
for Distribution
8,689,272.25
3,909,943.34
Realized Loss to Trust
0.00
0.00
Count:
2
Totals:
12,382,214.71
19,500,000.00
12,9
1
1,878.51
312,662.92
12,599,215.59
0.00
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

CFCRE 2016-C4 Mortgage
T
rust
Commercial Mortgage Pass Through Certificates, Series 2016-C4
August 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
30
44
45
45
Loan Count:
Period
Feb 2021
Jul 2026
Dec 2024
Feb 2025
3
Beginning
Balance of the
Loan at
Liquidation
8,689,272.25
3,692,942.46
Totals:
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
0.00
0.00
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
0.00
(108,231.91)
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
(108,231.91)
108,231.91
0.00
Current
Realized Loss
Applied to
Certificates*
0.00
0.00
(108,231.91)
0.00
0.00
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan